Accounts Receivable, Net (Details 2)	12 Months Ended
Dec. 31, 2011 D
Solar cells
Creditworthiness of customers
Maximum term of credit for customers with good credit-worthiness (in days)	60
Solar modules
Creditworthiness of customers
Maximum term of credit for customers with good credit-worthiness (in days)	180